EQUITY	12 Months Ended
Dec. 31, 2022
Equity [abstract]
EQUITY [Text Block]

20. EQUITY

(a) Share capital

Common shares (thousands)
Common shares outstanding at January 1, 2021	282,115
Exercise of share options	2,777
Common shares outstanding at December 31, 2021	284,892
Common shares issued under PSU plan	866
Exercise of share options	735
Common shares outstanding at December 31, 2022	286,493

The Company's authorized share capital consists of an unlimited number of common shares with no par value.

In January 2022, the Company issued 866,028 common shares as part of settlement of the performance share units that vested.

(b) Contributed surplus

Contributed surplus represents employee entitlements to equity settled share-based awards that have been charged to the statement of comprehensive income and loss in the periods during which the entitlements were accrued and have not yet been exercised.

(c) Accumulated other comprehensive income ("AOCI")

AOCI is comprised of the cumulative net change in the fair value of FVOCI financial assets and cumulative translation adjustments arising from the translation of foreign subsidiaries.